UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04304

Exact name of registrant as specified in charter:	Delaware Group® Government Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments.

Schedule of investments
Delaware Core Plus Bond Fund	April 30, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations – 3.06%
Fannie Mae Grantor Trust
Series 2002-T1 A2 7.00% 11/25/31	43,790	$52,038
Fannie Mae Interest Strip
Series 35 2 12.00% 7/25/18	10,173	11,105
Fannie Mae REMIC Trust
Series 2002-W1 2A 6.482% 2/25/42 ●	57,836	67,826
Fannie Mae REMICs
Series 1988-15 A 9.00% 6/25/18	188	203
Series 1996-46 ZA 7.50% 11/25/26	44,171	50,227
Series 2002-83 GH 5.00% 12/25/17	92,703	96,465
Series 2011-80 CB 4.00% 8/25/26	1,953,713	2,158,634
Series 2012-122 SD 5.919% 11/25/42 ●Σ	201,208	48,331
Series 2013-38 AI 3.00% 4/25/33 Σ	526,255	82,855
Series 2013-44 DI 3.00% 5/25/33 Σ	794,555	120,579
Freddie Mac REMICs
Series 2557 WE 5.00% 1/15/18	80,831	84,174
Series 3656 PM 5.00% 4/15/40	202,263	223,234
Series 4185 LI 3.00% 3/15/33 Σ	199,167	31,350
Series 4191 CI 3.00% 4/15/33 Σ	86,033	11,380
Freddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42 ⧫	23,763	27,801
GNMA
Series 2010-42 PC 5.00% 7/20/39	545,000	616,884
Series 2010-113 KE 4.50% 9/20/40	245,000	272,734
Total Agency Collateralized Mortgage Obligations (cost $3,820,150)		3,955,820

Agency Mortgage-Backed Securities – 23.73%
Fannie Mae
10.50% 6/1/30	10,319	10,539
Fannie Mae ARM
2.268% 7/1/36 ●	57,561	61,356
2.315% 11/1/35 ●	21,644	23,094
2.419% 5/1/43 ●	69,715	71,039
2.546% 6/1/43 ●	24,899	25,473
3.19% 4/1/44 ●	57,494	59,775
3.265% 3/1/44 ●	90,136	94,106
3.296% 9/1/43 ●	71,465	74,759
5.034% 8/1/35 ●	19,171	20,416
Fannie Mae S.F. 15 yr
2.50% 2/1/28	305,582	314,057
2.50% 5/1/28	40,717	41,823
3.50% 7/1/26	87,531	93,425
4.00% 4/1/24	29,698	31,808

NQ-023 [4/15] 6/15 (14620)     1

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 15 yr
4.00% 5/1/24	286,017	$306,267
4.00% 5/1/25	33,712	36,232
4.00% 6/1/25	106,614	114,564
4.00% 11/1/25	165,488	178,048
4.00% 12/1/26	55,478	59,512
4.00% 1/1/27	387,777	416,655
4.50% 4/1/18	5,506	5,761
5.00% 12/1/20	6,436	6,959
5.00% 6/1/23	11,997	13,033
8.00% 10/1/16	3,673	3,754
Fannie Mae S.F. 20 yr
3.00% 2/1/33	7,509	7,748
3.00% 8/1/33	41,112	42,424
4.00% 1/1/31	14,498	15,603
4.00% 2/1/31	45,326	48,784
5.00% 11/1/23	5,840	6,497
5.50% 12/1/29	8,770	9,915
6.00% 12/1/21	4,155	4,742
Fannie Mae S.F. 30 yr
3.00% 7/1/42	58,519	59,725
3.00% 10/1/42	955,392	975,257
3.00% 12/1/42	74,438	75,980
3.00% 1/1/43	346,964	354,073
3.00% 4/1/43	255,381	260,521
3.00% 5/1/43	473,678	483,195
4.50% 7/1/36	32,386	35,375
4.50% 11/1/40	81,623	89,161
4.50% 3/1/41	157,374	171,610
4.50% 4/1/41	130,094	142,185
4.50% 7/1/41	43,951	48,051
4.50% 1/1/42	1,396,321	1,525,112
4.50% 9/1/42	910,977	999,604
4.50% 12/1/43	14,367	15,649
4.50% 5/1/44	70,836	77,234
4.50% 6/1/44	100,312	109,536
5.00% 10/1/35	55,153	61,501
5.00% 11/1/35	28,366	31,629
5.00% 2/1/36	24,917	27,780
5.00% 4/1/37	15,200	16,947
5.00% 8/1/37	4,406	4,917
5.00% 2/1/38	14,764	16,456
5.50% 12/1/32	3,085	3,510

2     NQ-023 [4/15] 6/15 (14620)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 2/1/33	45,499	$51,753
5.50% 4/1/34	16,776	19,074
5.50% 11/1/34	16,582	18,868
5.50% 12/1/34	352,250	400,449
5.50% 3/1/35	32,839	37,291
5.50% 4/1/35	110,202	125,114
5.50% 5/1/35	28,751	32,649
5.50% 6/1/35	13,026	14,734
5.50% 12/1/35	16,602	18,811
5.50% 1/1/36	11,143	12,651
5.50% 4/1/36	346,891	392,230
5.50% 5/1/36	8,193	9,290
5.50% 7/1/36	4,745	5,391
5.50% 9/1/36	15,696	17,856
5.50% 11/1/36	14,696	16,634
5.50% 1/1/37	60,175	68,094
5.50% 2/1/37	41,509	46,949
5.50% 4/1/37	122,984	139,185
5.50% 8/1/37	46,276	52,535
5.50% 1/1/38	1,360	1,537
5.50% 2/1/38	128,507	146,119
5.50% 6/1/38	132,583	149,895
5.50% 9/1/38	121,930	138,319
5.50% 12/1/38	537,674	611,405
5.50% 1/1/39	55,666	63,065
5.50% 2/1/39	208,787	236,846
5.50% 7/1/40	45,579	51,585
5.50% 9/1/41	672,956	761,369
6.00% 6/1/36	5,645	6,466
6.00% 12/1/36	6,383	7,350
6.00% 2/1/37	19,233	22,018
6.00% 6/1/37	3,305	3,816
6.00% 7/1/37	3,207	3,669
6.00% 8/1/37	290,692	332,589
6.00% 9/1/37	6,377	7,298
6.00% 11/1/37	8,314	9,594
6.00% 5/1/38	7,399	8,464
6.00% 7/1/38	2,229	2,548
6.00% 9/1/38	224,960	257,934
6.00% 10/1/38	9,056	10,356
6.00% 9/1/39	175,852	201,170
6.00% 3/1/40	25,115	28,727

NQ-023 [4/15] 6/15 (14620)     3

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 4/1/40	45,418	$51,989
6.00% 9/1/40	23,817	27,274
6.00% 11/1/40	8,839	10,205
6.00% 5/1/41	542,937	621,707
8.00% 2/1/30	17,700	18,082
10.00% 7/1/20	3,027	3,387
10.00% 5/1/22	2,214	2,407
10.00% 2/1/25	43,936	48,194
Fannie Mae S.F. 30 yr TBA
3.00% 5/1/45	2,905,000	2,955,899
3.00% 6/1/45	6,960,000	7,065,092
4.50% 5/1/45	1,116,000	1,214,609
4.50% 6/1/45	3,676,000	3,996,213
Freddie Mac ARM
2.261% 7/1/36 ●	22,300	23,755
2.265% 10/1/36 ●	45,619	48,786
Freddie Mac S.F. 15 yr
3.50% 11/1/25	14,555	15,494
3.50% 6/1/26	15,998	17,020
3.50% 1/1/27	13,219	14,058
4.00% 12/1/24	26,614	28,320
4.00% 5/1/25	9,639	10,354
4.00% 8/1/25	34,782	37,356
4.00% 4/1/26	37,994	40,525
4.50% 8/1/24	54,692	58,882
4.50% 6/1/26	23,814	25,647
4.50% 9/1/26	40,876	43,934
Freddie Mac S.F. 20 yr
3.00% 6/1/34	21,342	21,975
Freddie Mac S.F. 30 yr
3.00% 10/1/42	70,972	72,271
3.00% 11/1/42	97,128	99,170
4.50% 10/1/39	43,901	47,803
4.50% 4/1/41	198,351	216,579
4.50% 3/1/42	346,704	378,165
5.50% 3/1/34	6,485	7,360
5.50% 12/1/34	6,284	7,143
5.50% 6/1/36	4,065	4,600
5.50% 11/1/36	9,940	11,224
5.50% 7/1/37	6,311	7,140
5.50% 9/1/37	9,300	10,493
5.50% 4/1/38	192,867	217,767

4     NQ-023 [4/15] 6/15 (14620)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.50% 7/1/38	34,162	$38,531
5.50% 8/1/38	21,750	24,539
5.50% 6/1/39	36,137	40,732
5.50% 3/1/40	22,197	25,056
5.50% 8/1/40	84,673	95,538
5.50% 1/1/41	26,727	30,122
5.50% 6/1/41	159,393	179,680
6.00% 2/1/36	14,165	16,285
6.00% 1/1/38	8,578	9,755
6.00% 6/1/38	25,082	28,566
6.00% 8/1/38	145,084	165,814
6.00% 5/1/40	10,587	12,045
6.00% 7/1/40	60,096	68,559
8.00% 5/1/31	45,720	52,517
10.00% 1/1/19	3,528	3,846
11.50% 6/1/15	23	23
11.50% 8/1/15	63	63
11.50% 3/1/16	67	67
GNMA I S.F. 30 yr
5.00% 6/15/40	12,521	14,018
7.50% 1/15/32	8,072	10,106
8.00% 5/15/30	12,110	12,387
9.50% 10/15/19	2,105	2,116
9.50% 8/15/21	5,931	6,862
9.50% 3/15/23	6,763	7,679
10.00% 9/15/18	4,450	4,475
12.50% 1/15/16	1,284	1,290
GNMA II S.F. 30 yr
7.50% 9/20/30	11,687	14,603
8.00% 6/20/30	6,665	8,472
10.00% 11/20/15	9	9
10.00% 6/20/20	2,160	2,405
10.00% 8/20/20	1,346	1,513
10.00% 1/20/21	2,092	2,372
10.00% 2/20/21	6,142	6,708
10.00% 5/20/21	2,720	3,074
10.00% 6/20/21	407	419
10.50% 3/20/16	101	102
10.50% 1/20/18	168	168
10.50% 12/20/18	225	244
10.50% 2/20/19	91	91
10.50% 6/20/19	166	171

NQ-023 [4/15] 6/15 (14620)     5

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr
10.50% 9/20/19	255	$286
10.50% 5/20/20	4,283	4,354
10.50% 8/20/20	369	371
10.50% 10/20/20	3,507	3,859
10.50% 2/20/21	14,977	15,067
11.00% 5/20/15	18	18
11.00% 7/20/19	315	317
Total Agency Mortgage-Backed Securities (cost $30,447,720)		30,721,046

Commercial Mortgage-Backed Securities – 5.41%
Banc of America Commercial Mortgage Trust
Series 2006-1 AM 5.421% 9/10/45 ●	180,000	184,491
Series 2007-4 AM 6.011% 2/10/51 ●	80,000	86,700
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PWR18 A4 5.70% 6/11/50	65,000	70,100
CD Commercial Mortgage Trust
Series 2005-CD1 AM 5.396% 7/15/44 ●	120,000	121,549
Series 2005-CD1 C 5.396% 7/15/44 ●	30,000	30,214
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	120,000	127,238
Series 2015-GC27 A5 3.137% 2/10/48	45,000	45,804
COMM Mortgage Trust
Series 2014-CR19 A5 3.796% 8/10/47	65,000	69,768
Series 2014-CR20 A4 3.59% 11/10/47	95,000	100,460
Series 2014-CR20 AM 3.938% 11/10/47	75,000	79,310
Series 2014-CR21 A3 3.528% 12/10/47	45,000	47,353
Series 2015-3BP A 144A 3.178% 2/10/35 #	190,000	193,094
Series 2015-DC1 A5 3.35% 2/10/48	110,000	113,709
Commercial Mortgage Trust
Series 2007-GG9 AM 5.475% 3/10/39	55,000	57,792
Credit Suisse First Boston Mortgage Securities
Series 2005-C5 AM 5.10% 8/15/38 ●	75,000	75,438
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	200,000	227,174
Series 2011-LC1A C 144A 5.73% 11/10/46 #●	145,000	164,288
FREMF Mortgage Trust
Series 2011-K10 B 144A 4.776% 11/25/49 #●	210,000	229,698
Series 2011-K13 B 144A 4.756% 1/25/48 #●	100,000	109,529
Series 2011-K15 B 144A 5.098% 8/25/44 #●	75,000	83,033
Series 2011-K703 B 144A 5.048% 7/25/44 #●	30,000	32,326
Series 2012-K18 B 144A 4.41% 1/25/45 #●	55,000	58,848
Series 2012-K19 B 144A 4.176% 5/25/45 #●	20,000	21,267

6     NQ-023 [4/15] 6/15 (14620)

(Unaudited)

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2012-K22 B 144A 3.812% 8/25/45 #●	85,000	$87,851
Series 2012-K22 C 144A 3.812% 8/25/45 #●	70,000	70,354
Series 2012-K707 B 144A 4.019% 1/25/47 #●	35,000	36,628
Series 2012-K708 B 144A 3.887% 2/25/45 #●	155,000	161,552
Series 2012-K708 C 144A 3.887% 2/25/45 #●	25,000	25,575
Series 2012-K711 B 144A 3.684% 8/25/45 #●	15,000	15,624
Series 2013-K26 C 144A 3.723% 12/25/45 #●	45,000	44,882
Series 2013-K30 C 144A 3.667% 6/25/45 #●	85,000	83,407
Series 2013-K31 C 144A 3.74% 7/25/46 #●	155,000	153,737
Series 2013-K33 B 144A 3.619% 8/25/46 #●	65,000	66,132
Series 2013-K33 C 144A 3.619% 8/25/46 #●	50,000	49,214
Series 2013-K712 B 144A 3.484% 5/25/45 #●	245,000	251,654
Series 2013-K712 C 144A 3.369% 5/25/45 #●	300,000	301,575
Series 2013-K713 B 144A 3.274% 4/25/46 #●	290,000	295,046
Series 2013-K713 C 144A 3.274% 4/25/46 #●	115,000	113,870
Series 2014-K716 C 144A 4.086% 8/25/47 #●	60,000	61,207
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	300,000	315,222
GS Mortgage Securities Trust
Series 2010-C1 A2 144A 4.592% 8/10/43 #	245,000	272,567
Series 2010-C1 C 144A 5.635% 8/10/43 #●	150,000	167,564
Hilton USA Trust
Series 2013-HLT AFX 144A 2.662% 11/5/30 #	350,000	349,489
Series 2013-HLT BFX 144A 3.367% 11/5/30 #	115,000	116,161
Houston Galleria Mall Trust
Series 2015-HGLR A1A2 144A 3.087% 3/5/37 #	185,000	186,127
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	143,680	143,589
Series 2014-C22 B 4.713% 9/15/47 ●	35,000	37,873
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.666% 8/12/37 ●	35,000	37,922
Series 2005-LDP5 D 5.568% 12/15/44 ●	60,000	61,094
Series 2006-LDP8 AM 5.44% 5/15/45	100,000	104,961
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	12,763	12,970
Series 2006-C6 AJ 5.452% 9/15/39 ●	115,000	120,229
Series 2006-C6 AM 5.413% 9/15/39	350,000	368,782
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19 AS 3.832% 12/15/47	30,000	31,419
Series 2015-C22 A3 3.046% 5/15/46	60,000	60,339
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ 5.363% 11/14/42 ●	85,000	86,031

NQ-023 [4/15] 6/15 (14620)     7

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2005-HQ7 C 5.363% 11/14/42 ●	120,000	$120,850
Series 2006-T21 AM 5.204% 10/12/52 ●	75,000	76,687
TimberStar Trust I
Series 2006-1A A 144A 5.668% 10/15/36 #	110,000	116,086
WFRBS Commercial Mortgage Trust
Series 2014-C23 A5 3.917% 10/15/57	60,000	64,867
Total Commercial Mortgage-Backed Securities (cost $6,976,519)		6,998,320

Convertible Bonds – 0.41%
Alaska Communications Systems Group 6.25% exercise
price $10.28, expiration date 4/27/18	24,000	24,135
Ares Capital 5.75% exercise price $19.13, expiration date
2/1/16	20,000	20,537
BGC Partners 4.50% exercise price $9.84, expiration date
7/13/16	25,000	28,125
Blucora 4.25% exercise price $21.66, expiration date
3/29/19	5,000	4,716
Chesapeake Energy 2.50% exercise price $47.77,
expiration date 5/15/37	11,000	10,649
Ciena 144A 3.75% exercise price $20.17, expiration date
10/15/18 #	14,000	18,357
General Cable 4.50% exercise price $34.47, expiration
date 11/15/29 ϕ	28,000	21,437
Gilead Sciences 1.625% exercise price $22.71, expiration
date 4/29/16	7,000	30,905
Helix Energy Solutions Group 3.25% exercise price
$25.02, expiration date 3/12/32	9,000	9,157
Hologic 2.00% exercise price $31.17, expiration date
2/27/42 ϕ	19,000	23,809
Illumina 0.25% exercise price $83.55, expiration date
3/11/16	11,000	24,276
Intel 3.25% exercise price $21.47, expiration date 8/1/39	19,000	30,994
Jefferies Group 3.875% exercise price $44.94, expiration
date 10/31/29	32,000	32,760
Liberty Interactive 0.75% exercise price $1,000.00,
expiration date 3/30/43	23,000	33,407
Meritor 4.00% exercise price $26.73, expiration date
2/12/27	39,000	41,047
Mylan 3.75% exercise price $13.32, expiration date
9/10/15	6,000	32,486
Nuance Communications 2.75% exercise price $32.30,
expiration date 11/1/31	27,000	27,051
NuVasive 2.75% exercise price $42.13, expiration date
6/30/17	44,000	54,423

8     NQ-023 [4/15] 6/15 (14620)

(Unaudited)

	Principal amount°		Value (U.S. $)
Convertible Bonds (continued)
Peabody Energy 4.75% exercise price $57.15, expiration
date 12/15/41		19,000	$5,878
SanDisk 1.50% exercise price $50.94, expiration date
8/11/17		17,000	24,523
Titan Machinery 3.75% exercise price $43.17, expiration
date 4/30/19		26,000	20,150
Vector Group 2.50% exercise price $16.78, expiration date
1/14/19 ●		8,000	11,264
Total Convertible Bonds (cost $449,550)			530,086

Corporate Bonds – 41.61%
Banking – 5.38%
Bank of America
3.95% 4/21/25		210,000	207,259
4.75% 4/21/45		25,000	24,760
Bank of New York Mellon 2.15% 2/24/20		30,000	30,137
BB&T 5.25% 11/1/19		322,000	361,668
BBVA Banco Continental 144A 5.00% 8/26/22 #		60,000	64,500
BBVA Bancomer 144A 7.25% 4/22/20 #		100,000	113,500
BBVA Colombia 144A 4.875% 4/21/25 #		150,000	151,687
Branch Banking & Trust 3.80% 10/30/26		250,000	260,693
Citigroup 3.30% 4/27/25		165,000	163,739
City National 5.25% 9/15/20		110,000	126,320
Compass Bank 3.875% 4/10/25		250,000	244,827
Cooperatieve Centrale Raiffeisen-Boerenleenbank
4.625% 12/1/23		250,000	269,307
Credit Suisse 144A 6.50% 8/8/23 #		250,000	286,076
Export-Import Bank of China 144A 2.50% 7/31/19 #		200,000	202,357
Goldman Sachs Group
2.60% 4/23/20		490,000	492,631
5.20% 12/17/19	NZD	43,000	33,662
5.375% 12/29/49 ●		215,000	215,054
ING Groep 6.50% 12/29/49 ●		200,000	199,875
JPMorgan Chase
4.125% 12/15/26		325,000	331,586
5.30% 12/29/49 ●		85,000	85,106
6.75% 1/29/49 ●		25,000	27,433
KeyBank 5.45% 3/3/16		250,000	259,359
Morgan Stanley
3.95% 4/23/27		245,000	241,074
4.35% 9/8/26		105,000	107,205
MUFG Americas Holdings
2.25% 2/10/20		80,000	80,115

NQ-023 [4/15] 6/15 (14620)     9

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
MUFG Americas Holdings
3.00% 2/10/25	185,000	$180,457
Northern Trust 3.95% 10/30/25	80,000	85,119
PNC Preferred Funding Trust II 144A 1.493% 3/29/49 #●	300,000	276,750
Santander UK 144A 5.00% 11/7/23 #	425,000	450,840
US Bancorp 3.60% 9/11/24	125,000	129,786
USB Capital IX 3.50% 10/29/49 ●	705,000	594,809
USB Realty 144A 1.422% 12/29/49 #●	100,000	91,500
Wells Fargo 5.875% 12/29/49 ●	50,000	53,187
Woori Bank
144A 2.875% 10/2/18 #	200,000	206,238
144A 4.75% 4/30/24 #	200,000	212,879
Zions Bancorp 4.50% 6/13/23	105,000	109,294
		6,970,789
Basic Industry – 2.72%
ArcelorMittal 10.60% 6/1/19	330,000	398,475
CF Industries
6.875% 5/1/18	210,000	239,304
7.125% 5/1/20	275,000	330,976
Dow Chemical 8.55% 5/15/19	479,000	595,252
Freeport-McMoRan Oil & Gas 6.50% 11/15/20	86,000	91,586
Georgia-Pacific
144A 2.539% 11/15/19 #	165,000	166,639
8.00% 1/15/24	100,000	132,759
Gerdau Holdings 144A 7.00% 1/20/20 #	100,000	110,560
Glencore Funding
144A 2.875% 4/16/20 #	95,000	95,031
144A 4.00% 4/16/25 #	75,000	73,724
Grace (W.R.) 144A 5.125% 10/1/21 #	60,000	62,700
INVISTA Finance 144A 4.25% 10/15/19 #	120,000	119,041
LyondellBasell Industries 4.625% 2/26/55	230,000	222,647
Methanex 4.25% 12/1/24	150,000	153,237
NOVA Chemicals 144A 5.00% 5/1/25 #	60,000	63,375
OCP 144A 4.50% 10/22/25 #	200,000	194,250
Potash of Saskatchewan 3.00% 4/1/25	150,000	148,462
PPG Industries 2.30% 11/15/19	85,000	86,161
Rockwood Specialties Group 4.625% 10/15/20	85,000	88,825
Weyerhaeuser 4.625% 9/15/23	130,000	142,583
		3,515,587
Brokerage – 0.47%
Jefferies Group
5.125% 1/20/23	285,000	295,988

10     NQ-023 [4/15] 6/15 (14620)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Brokerage (continued)
Jefferies Group
6.45% 6/8/27	60,000	$64,362
6.50% 1/20/43	50,000	49,894
Lazard Group
3.75% 2/13/25	125,000	121,983
6.85% 6/15/17	64,000	70,421
		602,648
Capital Goods – 1.38%
AECOM 144A 5.875% 10/15/24 #	600,000	623,034
Algeco Scotsman Global Finance 144A 8.50% 10/15/18 #	325,000	316,063
Cemex Finance 144A 9.375% 10/12/22 #	200,000	228,700
Crane
2.75% 12/15/18	35,000	35,942
4.45% 12/15/23	135,000	145,845
Ingersoll-Rand Global Holding 4.25% 6/15/23	185,000	197,129
Lockheed Martin 3.80% 3/1/45	55,000	53,131
Masco 4.45% 4/1/25	75,000	77,625
Parker-Hannifin 3.30% 11/21/24	10,000	10,392
United Technologies 4.15% 5/15/45	95,000	95,885
		1,783,746
Communications – 5.90%
American Tower Trust I 144A 3.07% 3/15/23 #	210,000	210,590
AT&T
2.45% 6/30/20	90,000	90,007
3.40% 5/15/25	220,000	218,135
4.35% 6/15/45	200,000	185,565
4.50% 5/15/35	115,000	112,976
Bharti Airtel International Netherlands 144A
5.35% 5/20/24 #	200,000	221,714
CC Holdings GS V 3.849% 4/15/23	100,000	100,873
Columbus International 144A 7.375% 3/30/21 #	200,000	218,500
Cox Communications 144A 3.85% 2/1/25 #	45,000	45,674
Crown Castle Towers 144A 4.883% 8/15/20 #	505,000	554,366
CSC Holdings 144A 5.25% 6/1/24 #	525,000	547,969
Digicel Group 144A 8.25% 9/30/20 #	200,000	207,280
DISH DBS 5.00% 3/15/23	655,000	622,250
Grupo Televisa 5.00% 5/13/45	200,000	204,759
Intelsat Luxembourg 8.125% 6/1/23	625,000	575,194
Millicom International Cellular 144A 6.00% 3/15/25 #	200,000	203,500
Netflix 144A 5.875% 2/15/25 #	520,000	556,400
Orange 5.50% 2/6/44	120,000	138,529
SBA Tower Trust 144A 2.24% 4/16/18 #	160,000	159,934

NQ-023 [4/15] 6/15 (14620)    11

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
SES GLOBAL Americas Holdings 144A 5.30% 3/25/44 #	430,000	$467,246
Sirius XM Radio 144A 6.00% 7/15/24 #	180,000	187,200
Sprint 7.125% 6/15/24	660,000	636,075
Telemar Norte Leste 144A 5.50% 10/23/20 #	100,000	89,750
Verizon Communications
4.40% 11/1/34	100,000	98,511
4.862% 8/21/46	415,000	420,082
5.15% 9/15/23	65,000	73,489
Viacom 4.85% 12/15/34	320,000	317,356
WPP Finance 2010 5.625% 11/15/43	150,000	173,875
		7,637,799
Consumer Cyclical – 3.79%
Alibaba Group Holding 144A 3.125% 11/28/21 #	400,000	400,573
Bed Bath & Beyond 4.915% 8/1/34	125,000	130,773
CDK Global 144A 4.50% 10/15/24 #	115,000	118,756
Cencosud 144A 5.15% 2/12/25 #	200,000	204,131
Delphi 4.15% 3/15/24	165,000	175,046
Ford Motor Credit 3.664% 9/8/24	330,000	337,687
General Motors Financial
3.15% 1/15/20	55,000	55,476
3.45% 4/10/22	160,000	159,125
4.00% 1/15/25	135,000	136,100
4.375% 9/25/21	90,000	95,727
Host Hotels & Resorts
3.75% 10/15/23	230,000	231,282
4.75% 3/1/23	175,000	187,385
5.875% 6/15/19	75,000	77,556
Hyundai Capital America 144A 2.125% 10/2/17 #	130,000	131,165
International Game Technology 5.35% 10/15/23	170,000	170,672
Magna International 3.625% 6/15/24	165,000	167,304
Marriott International 3.375% 10/15/20	100,000	104,300
MGM Resorts International 6.00% 3/15/23	310,000	322,594
Priceline Group 3.65% 3/15/25	235,000	239,958
QVC
4.375% 3/15/23	270,000	273,469
5.45% 8/15/34	130,000	125,836
Signet UK Finance 4.70% 6/15/24	155,000	161,374
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25	210,000	209,806
4.50% 10/1/34	30,000	29,785
Target 2.30% 6/26/19	50,000	51,058
TRW Automotive 144A 4.45% 12/1/23 #	270,000	274,387

12     NQ-023 [4/15] 6/15 (14620)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Tupy Overseas 144A 6.625% 7/17/24 #	200,000	$202,250
Walgreens Boots Alliance 3.80% 11/18/24	125,000	128,395
		4,901,970
Consumer Non-Cyclical – 4.69%
Actavis Funding SCS
3.45% 3/15/22	240,000	244,220
3.80% 3/15/25	180,000	182,304
AmerisourceBergen 3.25% 3/1/25	235,000	236,909
Amgen
2.70% 5/1/22	90,000	89,371
3.125% 5/1/25	130,000	128,723
Becton Dickinson
3.734% 12/15/24	65,000	67,252
6.375% 8/1/19	185,000	215,374
Boston Scientific 6.00% 1/15/20	240,000	275,973
BRF 144A 3.95% 5/22/23 #	255,000	246,891
Campbell Soup 3.30% 3/19/25	160,000	161,437
Celgene
3.95% 10/15/20	245,000	263,847
4.625% 5/15/44	35,000	35,980
Community Health Systems 6.875% 2/1/22	590,000	629,087
Constellation Brands 4.25% 5/1/23	75,000	77,344
EMD Finance
144A 2.95% 3/19/22 #	80,000	81,290
144A 3.25% 3/19/25 #	155,000	156,139
Express Scripts Holding
2.25% 6/15/19	95,000	95,175
3.50% 6/15/24	145,000	147,316
Gilead Sciences 3.50% 2/1/25	115,000	119,413
JBS Investments 144A 7.75% 10/28/20 #	200,000	217,800
Medtronic
144A 3.15% 3/15/22 #	175,000	180,934
144A 3.50% 3/15/25 #	170,000	176,015
Merck 2.35% 2/10/22	100,000	99,569
Omnicare 5.00% 12/1/24	555,000	607,725
Perrigo Finance 3.50% 12/15/21	400,000	409,685
Smucker (J.M.)
144A 3.00% 3/15/22 #	40,000	40,208
144A 3.50% 3/15/25 #	200,000	201,812
144A 4.25% 3/15/35 #	55,000	54,810
Thermo Fisher Scientific
2.40% 2/1/19	250,000	252,971

NQ-023 [4/15] 6/15 (14620)     13

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Thermo Fisher Scientific
3.30% 2/15/22	35,000	$35,637
Zimmer Holdings
3.15% 4/1/22	50,000	50,386
3.55% 4/1/25	295,000	295,935
		6,077,532
Electric – 4.12%
AES 5.50% 4/15/25	135,000	133,650
AES Gener 144A 8.375% 12/18/73 #●	200,000	221,000
Ameren Illinois
3.25% 3/1/25	110,000	113,562
9.75% 11/15/18	389,000	491,601
American Transmission Systems 144A 5.25% 1/15/22 #	100,000	113,426
Cleveland Electric Illuminating 5.50% 8/15/24	230,000	274,387
CMS Energy 6.25% 2/1/20	190,000	222,688
ComEd Financing III 6.35% 3/15/33	190,000	196,243
Dynegy 144A 7.625% 11/1/24 #	900,000	972,000
Electricite de France 144A 5.25% 1/29/49 #●	125,000	131,250
Enel 144A 8.75% 9/24/73 #●	200,000	241,700
Entergy Arkansas 3.70% 6/1/24	45,000	47,906
Integrys Energy Group 6.11% 12/1/66 ●	195,000	191,414
ITC Holdings 3.65% 6/15/24	175,000	180,477
LG&E & KU Energy 4.375% 10/1/21	380,000	417,288
Metropolitan Edison 144A 4.00% 4/15/25 #	50,000	51,824
National Rural Utilities Cooperative Finance
2.85% 1/27/25	80,000	79,925
4.75% 4/30/43 ●	190,000	191,045
NextEra Energy Capital Holdings
2.40% 9/15/19	265,000	268,261
3.625% 6/15/23	65,000	67,499
NV Energy 6.25% 11/15/20	100,000	117,847
Pennsylvania Electric 5.20% 4/1/20	175,000	194,353
Puget Energy 6.00% 9/1/21	65,000	76,856
SCANA 4.125% 2/1/22	85,000	88,402
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	115,000	119,089
Wisconsin Energy 6.25% 5/15/67 ●	135,000	134,663
		5,338,356
Energy – 6.01%
Anadarko Petroleum 4.50% 7/15/44	125,000	125,986
Chevron
1.961% 3/3/20	125,000	125,640
2.411% 3/3/22	70,000	70,248

14     NQ-023 [4/15] 6/15 (14620)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Cimarex Energy 4.375% 6/1/24	70,000	$71,225
CNOOC Finance 2015 Australia 2.625% 5/5/20	200,000	199,510
Continental Resources 4.50% 4/15/23	250,000	252,095
Dominion Gas Holdings 3.60% 12/15/24	250,000	261,106
Enbridge Energy Partners 8.05% 10/1/37 ●	245,000	255,413
Energy Transfer Partners
4.05% 3/15/25	150,000	150,346
4.90% 3/15/35	65,000	63,657
9.70% 3/15/19	127,000	159,155
EnLink Midstream Partners 5.05% 4/1/45	120,000	120,443
Ensco 4.70% 3/15/21	270,000	277,676
Enterprise Products Operating 7.034% 1/15/68 ●	405,000	439,931
Exxon Mobil
2.397% 3/6/22	75,000	75,628
2.709% 3/6/25	225,000	226,481
Kinder Morgan 144A 5.00% 2/15/21 #	65,000	70,210
Kinder Morgan Energy Partners 9.00% 2/1/19	415,000	504,259
Newfield Exploration 5.625% 7/1/24	175,000	186,375
Noble Energy
3.90% 11/15/24	50,000	51,291
5.05% 11/15/44	90,000	93,885
Noble Holding International 4.00% 3/16/18	20,000	20,440
ONEOK Partners 3.80% 3/15/20	195,000	201,213
ONGC Videsh 3.25% 7/15/19	200,000	202,964
Petrobras Global Finance
3.00% 1/15/19	140,000	131,110
4.875% 3/17/20	115,000	111,088
Petroleos Mexicanos 144A 4.25% 1/15/25 #	50,000	50,425
Petronas Global Sukuk 144A 2.707% 3/18/20 #	200,000	201,676
Plains All American Pipeline 8.75% 5/1/19	195,000	242,274
Pride International 6.875% 8/15/20	205,000	235,215
QEP Resources 5.375% 10/1/22	645,000	656,287
Regency Energy Partners 5.875% 3/1/22	45,000	50,513
Sunoco Logistics Partners Operations 3.45% 1/15/23	165,000	161,919
Talisman Energy 5.50% 5/15/42	185,000	181,534
TransCanada PipeLines 6.35% 5/15/67 ●	190,000	183,825
Valero Energy
3.65% 3/15/25	110,000	111,446
4.90% 3/15/45	170,000	172,789
Weatherford International 4.50% 4/15/22	75,000	72,199
Williams Partners 7.25% 2/1/17	535,000	585,615

NQ-023 [4/15] 6/15 (14620)     15

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Woodside Finance
144A 3.65% 3/5/25 #	145,000	$143,801
144A 8.75% 3/1/19 #	125,000	153,520
YPF
144A 8.50% 7/28/25 #	55,000	55,894
144A 8.75% 4/4/24 #	35,000	36,613
144A 8.875% 12/19/18 #	35,000	37,144
		7,780,064
Finance Companies – 0.77%
Affiliated Managers Group 3.50% 8/1/25	110,000	108,961
Aviation Capital Group 144A 6.75% 4/6/21 #	90,000	104,660
CME Group 3.00% 3/15/25	105,000	105,648
General Electric Capital
2.10% 12/11/19	65,000	66,210
2.20% 1/9/20	65,000	65,918
7.125% 12/29/49 ●	200,000	233,250
Hutchison Whampoa International 14 144A
3.625% 10/31/24 #	200,000	203,852
SUAM Finance 144A 4.875% 4/17/24 #	100,000	105,150
		993,649
Insurance – 1.81%
American International Group 3.875% 1/15/35	235,000	229,579
Chubb 6.375% 3/29/67 ●	150,000	159,750
Five Corners Funding Trust 144A 4.419% 11/15/23 #	100,000	106,908
Highmark
144A 4.75% 5/15/21 #	200,000	209,740
144A 6.125% 5/15/41 #	30,000	31,072
MetLife 3.60% 4/10/24	125,000	130,627
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #	200,000	202,918
Prudential Financial
4.50% 11/15/20	50,000	55,398
5.625% 6/15/43 ●	95,000	101,887
5.875% 9/15/42 ●	245,000	267,050
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	95,000	97,139
144A 4.125% 11/1/24 #	425,000	446,259
Voya Financial 5.65% 5/15/53 ●	120,000	126,300
XLIT
4.45% 3/31/25	105,000	105,911
6.50% 10/29/49 ●	80,000	70,600
		2,341,138

16     NQ-023 [4/15] 6/15 (14620)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
REITs – 1.37%
AvalonBay Communities 3.50% 11/15/24	205,000	$210,059
Carey (W.P.) 4.60% 4/1/24	90,000	93,312
CBL & Associates
4.60% 10/15/24	140,000	141,143
5.25% 12/1/23	20,000	21,252
Corporate Office Properties
3.60% 5/15/23	150,000	144,804
5.25% 2/15/24	85,000	91,841
DDR
3.625% 2/1/25	80,000	79,568
7.875% 9/1/20	90,000	111,630
9.625% 3/15/16	150,000	160,787
Education Realty Operating Partnership 4.60% 12/1/24	115,000	119,819
Excel Trust 4.625% 5/15/24	65,000	65,019
Hospitality Properties Trust 4.50% 3/15/25	100,000	101,903
Omega Healthcare Investors 144A 4.50% 4/1/27 #	120,000	118,122
Regency Centers 5.875% 6/15/17	95,000	103,555
Trust F/1401 144A 5.25% 12/15/24 #	200,000	212,500
		1,775,314
Technology – 2.31%
Apple 3.45% 2/9/45	225,000	201,739
Baidu 3.25% 8/6/18	245,000	254,256
Microsoft 3.75% 2/12/45	260,000	246,968
Molex Electronic Technologies
144A 2.878% 4/15/20 #	140,000	140,380
144A 3.90% 4/15/25 #	110,000	110,169
Motorola Solutions 4.00% 9/1/24	150,000	150,680
NetApp 3.25% 12/15/22	45,000	44,547
Oracle
2.50% 5/15/22	60,000	59,690
2.95% 5/15/25	190,000	188,354
3.25% 5/15/30	100,000	98,540
4.125% 5/15/45	105,000	103,738
4.30% 7/8/34	175,000	182,188
Samsung Electronics America 144A 1.75% 4/10/17 #	200,000	201,447
Seagate HDD Cayman
144A 4.75% 1/1/25 #	215,000	220,927
144A 5.75% 12/1/34 #	25,000	26,538
Tencent Holdings 144A 3.375% 5/2/19 #	200,000	206,012
Xerox 6.35% 5/15/18	490,000	551,719
		2,987,892

NQ-023 [4/15] 6/15 (14620)     17

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Transportation – 0.81%
Air Canada 2015-1 Class A Pass Through Trust 144A
3.60% 3/15/27 #⧫	70,000	$70,875
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ⧫	53,388	55,257
American Airlines 2015-1 Class A Pass Through Trust
3.375% 5/1/27 ⧫	90,000	91,237
Burlington Northern Santa Fe 3.40% 9/1/24	220,000	227,370
HPHT Finance 15 144A 2.875% 3/17/20 #	200,000	202,837
Norfolk Southern 3.85% 1/15/24	125,000	132,769
Trinity Industries 4.55% 10/1/24	115,000	113,689
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ⧫	45,000	47,700
United Airlines 2014-2 Class A Pass Through Trust
3.75% 9/3/26 ⧫	100,000	104,500
		1,046,234
Utilities – 0.08%
American Water Capital 3.40% 3/1/25	100,000	103,383
		103,383
Total Corporate Bonds (cost $53,328,648)		53,856,101

Municipal Bonds – 1.07%
Atlanta, Georgia Water & Wastewater Revenue
5.00% 11/1/40	70,000	79,176
California State Various Purpose
5.00% 3/1/45	125,000	141,933
Golden State, California Tobacco Securitization Enhanced
(Asset-Backed) Series A
5.00% 6/1/40	215,000	238,343
5.00% 6/1/45	70,000	77,538
Golden State, California Tobacco Securitization Settlement
Revenue (Asset-Backed Senior Notes) Series A-1
5.125% 6/1/47	80,000	63,898
5.75% 6/1/47	30,000	26,082
Maryland State Local Facilities 2nd Loan
Series A 5.00% 8/1/21	85,000	102,480
New Jersey Transportation Trust Fund Authority
(Transportation Program) Series AA 5.00% 6/15/44	130,000	135,004
New York City, New York
Series I 5.00% 8/1/22	50,000	59,948
New York City, New York Water & Sewer System
Series EE 5.00% 6/15/45	110,000	123,750

18     NQ-023 [4/15] 6/15 (14620)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
New York State Thruway Authority Revenue
Series A 5.00% 5/1/19	60,000	$68,284
Texas Private Activity Bond Surface Transportation
Revenue Bond (Senior Lien NTE Mobility Partners
Segments 3)
6.75% 6/30/43 (AMT)	55,000	66,957
Texas State Transportation Commission
(Senior Lien Mobility Fund) Series A 5.00% 10/1/44	180,000	206,955
Total Municipal Bonds (cost $1,364,293)		1,390,348

Non-Agency Asset-Backed Securities – 4.21%
AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	100,000	105,949
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	195,000	195,724
Series 2013-2 A 0.632% 4/15/18 ●	200,000	200,136
Series 2014-2 A 0.552% 1/16/18 ●	280,000	279,980
American Express Credit Account Master Trust
Series 2013-2 A 0.602% 5/17/21 ●	100,000	100,345
Series 2014-3 A 1.49% 4/15/20	100,000	100,741
American Tower Trust I
Series 13 1A 144A 1.551% 3/15/43 #	85,000	84,922
ARI Fleet Lease Trust
Series 2015-A A2 144A 1.11% 11/15/18 #	100,000	99,937
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A 3.41% 11/20/17 #	100,000	103,029
Series 2013-1A A 144A 1.92% 9/20/19 #	120,000	119,922
Series 2014-1A A 144A 2.46% 7/20/20 #	200,000	202,178
BA Credit Card Trust
Series 2014-A3 A 0.472% 1/15/20 ●	265,000	265,191
Cabela’s Credit Card Master Note Trust
Series 2012-2A A1 144A 1.45% 6/15/20 #	120,000	120,567
California Republic Auto Receivables Trust
Series 2013-1 A2 144A 1.41% 9/17/18 #	44,049	44,220
Capital One Multi-Asset Execution Trust
Series 2007-A2 A2 0.262% 12/16/19 ●	110,000	109,620
Series 2014-A4 A 0.535% 6/15/22 ●	120,000	120,220
Chase Issuance Trust
Series 2013-A6 A6 0.602% 7/15/20 ●	150,000	150,486
Series 2014-A5 A5 0.552% 4/15/21 ●	125,000	125,050
Series 2015-A4 A 1.84% 4/15/22	140,000	140,000
Citibank Credit Card Issuance Trust
Series 2013-A4 A4 0.602% 7/24/20 ●	100,000	100,267

NQ-023 [4/15] 6/15 (14620)     19

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Dell Equipment Finance Trust
Series 2014-1 A3 144A 0.94% 6/22/20 #	100,000	$100,004
Discover Card Execution Note Trust
Series 2014-A3 A3 1.22% 10/15/19	200,000	201,093
Series 2015-A2 A 1.90% 10/17/22	110,000	109,967
FirstKey Lending Trust
Series 2015-SFR1 A 144A 2.553% 9/9/31 #	100,000	100,354
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	90,000	89,991
GE Dealer Floorplan Master Note Trust
Series 2014-2 A 0.631% 10/20/19 ●	30,000	29,993
Golden Credit Card Trust
Series 2014-2A A 144A 0.632% 3/15/21 #●	500,000	498,640
Series 2015-2A A 144A 2.02% 4/15/22 #	190,000	189,316
GreatAmerica Leasing Receivables
Series 2014-1 A3 144A 0.89% 7/15/17 #	100,000	99,906
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	49,500	49,362
Hyundai Auto Lease Securitization Trust
Series 2014-A A4 144A 1.01% 9/15/17 #	125,000	125,112
MMAF Equipment Finance
Series 2014-AA A4 144A 1.59% 2/8/22 #	110,000	109,540
Nissan Auto Lease Trust
Series 2014-A A4 1.04% 10/15/19	160,000	160,136
PFS Financing
Series 2015-AA A 144A 0.826% 4/15/20 #●	100,000	99,934
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	100,000	99,998
Series 2014-1 A 1.61% 11/15/20	110,000	110,315
Trade MAPS 1
Series 2013-1A A 144A 0.881% 12/10/18 #●	250,000	249,904
Volkswagen Auto Lease Trust
Series 2015-A A3 1.25% 12/20/17	95,000	95,283
Volvo Financial Equipment
Series 2014-1A A3 144A 0.82% 4/16/18 #	80,000	79,889
World Financial Network Credit Card Master Trust
Series 2015-A A 0.703% 2/15/22 ●	85,000	85,004
Total Non-Agency Asset-Backed Securities
(cost $5,457,629)		5,452,225

Non-Agency Collateralized Mortgage Obligations – 0.89%
American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 ϕ	6,900	7,050

20     NQ-023 [4/15] 6/15 (14620)

(Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.948% 11/25/36 ϕ	300,000	$299,078
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	102,209	102,411
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.366% 5/19/27 #●	52,758	52,873
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	66,175	67,832
Series 2007-A1 7A4 2.517% 7/25/35 ●	151,330	133,136
Series 2014-2 B1 144A 3.437% 6/25/29 #●	94,023	95,250
Series 2014-2 B2 144A 3.437% 6/25/29 #●	94,023	93,707
Sequoia Mortgage Trust
Series 2013-11 B1 144A 3.705% 9/25/43 #●	96,676	94,165
Series 2014-2 A4 144A 3.50% 7/25/44 #●	98,130	100,154
Structured Asset Securities Mortgage Pass Through
Certificates
Series 2004-20 2A1 5.50% 11/25/34 ⧫	38,371	39,166
Washington Mutual Alternative Mortgage Pass Through
Trust
Series 2005-1 5A2 6.00% 3/25/35 ⧫	91,205	44,035
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 2.714% 4/25/36 ●	20,218	18,981
Total Non-Agency Collateralized Mortgage Obligations (cost $1,169,811)		1,147,838

Senior Secured Loans – 6.53%«
Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20	257,888	259,760
Aramark Tranche E 3.25% 9/7/19	164,900	165,810
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	160,000	162,000
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	315,578	317,723
Communications Sales & Leasing Tranche B 1st Lien
5.00% 10/16/22	135,000	135,000
DaVita Healthcare Partners Tranche B 3.50% 6/24/21	565,725	568,436
Dollar Tree Tranche B 1st Lien 4.25% 3/9/22	425,000	431,075
DrillShips Financing Holding Tranche B1 6.00% 3/31/21	147,025	119,531
Emdeon 1st Lien 3.75% 11/2/18	571,651	574,509
Energy Transfer Equity 1st Lien 3.25% 12/2/19	125,000	124,699
FCA U.S. (Chrysler) Tranche B 1st Lien 3.50% 5/24/17	166,539	167,059
First Data Tranche B 1st Lien 4.182% 3/24/21	300,857	303,278
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20	535,167	537,768
Houghton International 2nd Lien 9.50% 12/21/20	475,000	476,781
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	203,720	204,840
Immucor Tranche B2 5.00% 8/19/18	488,417	490,859
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	519,117	519,636
Landry’s Tranche B 4.00% 4/24/18	159,484	160,441

NQ-023 [4/15] 6/15 (14620)     21

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Level 3 Financing Tranche B 4.00% 1/15/20		250,000	$251,250
Neiman Marcus 1st Lien 4.25% 10/25/20		195,000	195,787
Numericable SFR 4.50% 5/21/20		165,792	167,385
Numericable U.S. Tranche B2 1st Lien 4.50% 5/21/20		143,433	144,204
Offshore Group (Vantage Drilling) Tranche B 1st Lien
5.00% 10/25/17		139,620	100,090
Scientific Games International 6.00% 10/18/20		266,625	269,625
Smart & Final Tranche B 1st Lien 4.75% 11/15/19		160,029	160,629
Univision Communications Tranche C4 4.00% 3/1/20		552,204	553,042
USI Insurance Services
Tranche B 1st Lien 4.25% 12/27/19		185,746	186,327
Valeant Pharmaceuticals 3.50% 8/5/20		199,049	199,834
Zayo Group Tranche B 1st Lien 3.75% 7/2/19		500,879	501,975
Total Senior Secured Loans (cost $8,445,820)			8,449,353

Sovereign Bonds – 1.67%Δ
Armenia – 0.16%
Republic of Armenia 144A 7.15% 3/26/25 #		200,000	204,000
			204,000
Australia – 0.03%
Australia Government Bond 3.25% 4/21/25	AUD	39,000	32,494
			32,494
Brazil – 0.07%
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/17	BRL	140,000	44,313
10.00% 1/1/23	BRL	176,000	51,314
			95,627
Chile – 0.07%
Chile Government International Bond 5.50% 8/5/20	CLP	50,000,000	87,775
			87,775
Colombia – 0.19%
Colombia Government International Bond
4.375% 3/21/23	COP	50,000,000	19,626
5.00% 6/15/45		200,000	203,000
9.85% 6/28/27	COP	43,000,000	23,756
			246,382
Dominican Republic – 0.08%
Dominican Republic International Bond 144A
6.85% 1/27/45 #		100,000	105,000
			105,000
Germany – 0.03%
Bundesrepublik Deutschland 0.50% 2/15/25	EUR	37,000	42,075

22     NQ-023 [4/15] 6/15 (14620)

(Unaudited)

		Principal amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
Germany (continued)
Bundesrepublik Deutschland 0.50% 2/15/25	EUR	37,000	$42,075
			42,075
Indonesia – 0.22%
Indonesia Government International Bond 144A
4.625% 4/15/43 #		200,000	195,000
Indonesia Treasury Bond 8.375% 3/15/24	IDR	1,085,000,000	87,574
			282,574
Italy – 0.12%
Italy Buoni Poliennali Del Tesoro 1.35% 4/15/22	EUR	136,000	155,371
			155,371
Mexico – 0.06%
Mexican Bonos 7.50% 6/3/27	MXN	1,102,000	80,084
			80,084
Norway – 0.16%
Kommunalbanken 144A 2.125% 4/23/25 #		214,000	210,361
			210,361
Peru – 0.05%
Peruvian Government International Bond 144A
6.95% 8/12/31 #	PEN	200,000	66,251
			66,251
Senegal – 0.15%
Senegal Government International Bond 144A
6.25% 7/30/24 #		200,000	198,040
			198,040
South Africa – 0.10%
South Africa Government Bond 8.00% 1/31/30	ZAR	1,573,000	128,053
			128,053
Turkey – 0.15%
Turkey Government International Bond 4.25% 4/14/26		200,000	194,658
			194,658
Uruguay – 0.03%
Uruguay Government International Bond 5.10% 6/18/50		31,000	31,636
			31,636
Total Sovereign Bonds (cost $2,173,954)			2,160,381

Supranational Banks – 0.14%
European Bank for Reconstruction & Development
6.00% 3/3/16	INR	2,600,000	40,609
7.375% 4/15/19	IDR	360,000,000	27,311
Inter-American Development Bank
6.00% 9/5/17	INR	3,900,000	60,822

NQ-023 [4/15] 6/15 (14620)     23

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Supranational Banks (continued)
Inter-American Development Bank
7.25% 7/17/17	IDR	360,000,000	$27,227
International Bank for Reconstruction & Development
4.625% 10/6/21	NZD	40,000	31,820
Total Supranational Banks (cost $197,963)			187,789

U.S. Treasury Obligations – 6.91%
U.S. Treasury Bond
2.50% 2/15/45 ∞		3,430,000	3,259,035
U.S. Treasury Note
1.375% 3/31/20		780,000	777,563
2.00% 2/15/25		4,175,000	4,158,367
2.25% 11/15/24		35,000	35,651
5.25% 2/15/29		535,000	720,746
Total U.S. Treasury Obligations (cost $9,100,444)			8,951,362

		Number of
		Shares
Common Stock – 0.01%
HealthSouth		200	9,040
Total Common Stock (cost $6,693)			9,040

Convertible Preferred Stock – 0.06%
ArcelorMittal 6.00% exercise price $20.36, expiration date
12/21/15		475	8,164
Bank of America 7.25% exercise price $50.00, expiration
date 12/31/49		7	8,069
Chesapeake Energy 144A 5.75% exercise price $26.10,
expiration date 12/31/49 #		16	13,810
Dominion Resources 6.125% exercise price $65.06,
expiration date 4/1/16		180	10,201
Intelsat 5.75% exercise price $22.05, expiration date
5/1/16		405	14,228
SandRidge Energy 8.50% exercise price $8.01, expiration
date 12/31/49		280	11,900
Wells Fargo 7.50% exercise price $156.71, expiration date
12/31/49		14	17,063
Total Convertible Preferred Stock (cost $116,132)			83,435

Preferred Stock – 0.76%
Alabama Power 5.625%		3,715	93,247
Bank of America 6.10% ●		80,000	81,800
Integrys Energy Group 6.00% ●		4,400	120,428

24     NQ-023 [4/15] 6/15 (14620)

(Unaudited)

	Number of
	Shares	Value (U.S. $)
Preferred Stock (continued)
Morgan Stanley 5.55% ●	185,000	$186,387
National Retail Properties 5.70%	4,225	102,541
Public Storage 5.20%	4,400	106,040
US Bancorp 3.50% ●	350	291,375
Total Preferred Stock (cost $927,966)		981,818

	Principal amount°
Short-Term Investments – 13.86%
Discount Notes – 6.25%≠
Federal Home Loan Bank
0.05% 6/1/15	2,967,105	2,967,010
0.065% 6/5/15	1,313,662	1,313,615
0.075% 6/4/15	447,014	446,998
0.075% 6/29/15	447,014	446,987
0.08% 7/17/15	883,346	883,252
0.08% 7/22/15	1,177,795	1,177,660
0.095% 7/14/15	849,327	849,239
		8,084,761
Repurchase Agreements – 7.61%
Bank of America Merrill Lynch
0.06%, dated 4/30/15, to be repurchased on 5/1/15,
repurchase price $3,492,426 (collateralized by U.S.
government obligations 0.25%–2.00%
8/31/21–1/15/25; market value $3,562,269)	3,492,420	3,492,420
Bank of Montreal
0.08%, dated 4/30/15, to be repurchased on 5/1/15,
repurchase price $2,910,356 (collateralized by U.S.
government obligations 0.00%–9.125%
2/4/16–7/15/24; market value $2,968,558)	2,910,350	2,910,350
BNP Paribas
0.10%, dated 4/30/15, to be repurchased on 5/1/15,
repurchase price $3,448,240 (collateralized by U.S.
government obligations 0.00%–2.00%
8/6/15–11/15/42; market value $3,517,194)	3,448,230	3,448,230
		9,851,000
Total Short-Term Investments (cost $17,935,434)		17,935,761

Total Value of Securities – 110.33%
(cost $141,918,726)		142,810,723
Liabilities Net of Receivables and Other Assets – (10.33%)		(13,372,408)
Net Assets – 100.00%		$129,438,315

NQ-023 [4/15] 6/15 (14620)     25

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2015, the aggregate value of Rule 144A securities was $24,468,290, which represents 18.90% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of April 30, 2015. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2015.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at April 30, 2015.

The following foreign currency exchange contracts and futures contracts were outstanding at April 30, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	IDR	(1,707,527,848)	USD	129,633	6/12/15	$(456)
BAML	ZAR	(964,029)	USD	79,306	6/12/15	(1,161)
BNYM	BRL	69,096	USD	(23,797)	5/4/15	(884)
BNYM	EUR	538	USD	(602)	5/4/15	1
JPMC	COP	(71,069,459)	USD	29,178	6/12/15	(534)
UBS	ZAR	444,346	USD	(37,714)	5/4/15	(380)
						$(3,414)

26     NQ-023 [4/15] 6/15 (14620)

(Unaudited)

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(4)	U.S. Treasury 5 yr Notes	$(479,527)	$(480,531)	7/1/15	$(1,004)
(124)	U.S. Treasury 10 yr Notes	(15,962,382)	(15,918,500)	6/22/15	43,882
		$(16,441,909)			$42,878

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BNYM – Bank of New York Mellon
BRL – Brazilian Real
CLP – Chilean Peso
COP – Colombian Peso
DB – Deutsche Bank
EUR – European Monetary Unit
GE – General Electric
GNMA – Government National Mortgage Association
GS – Goldman Sachs
GSMPS – Goldman Sachs Reperforming Mortgage Securities
IDR – Indonesian Rupiah
INR – Indian Rupee
JPMC – JPMorgan Chase Bank
LB – Lehman Brothers
MXN – Mexican Peso
NZD – New Zealand Dollar
PEN – Peruvian Nuevo Sol
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
UBS – Union Bank of Switzerland
USD – U.S. Dollar

NQ-023 [4/15] 6/15 (14620)     27

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

Summary of abbreviations: (continued)
yr – Year
ZAR – South African Rand

28     NQ-023 [4/15] 6/15 (14620)

Notes
Delaware Core Plus Bond Fund	April 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Government Fund – Delaware Core Plus Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-023 [4/15] 6/15 (14620)     29

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

30     NQ-023 [4/15] 6/15 (14620)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2015:

	Level 1	Level 2	Total
Agency, Asset-
& Mortgage-Backed Securities	$—	$48,275,249	$48,275,249
Corporate Debt	—	54,386,187	54,386,187
Municipal Bonds	—	1,390,348	1,390,348
Foreign Bonds	—	2,348,170	2,348,170
Senior Secured Loans	—	8,449,353	8,449,353
U.S. Treasury Obligations	—	8,951,362	8,951,362
Common Stock	9,040	—	9,040
Convertible Preferred Stock[1]	41,492	41,943	83,435
Preferred Stock[1]	713,631	268,187	981,818
Short-Term Investments	—	17,935,761	17,935,761
Total	$764,163	$142,046,560	$142,810,723

Foreign Currency Exchange Contracts	$—	$(3,414)	$(3,414)
Futures Contracts	42,878	—	42,878

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Total
Convertible Preferred Stock	49.73%	50.27%	100.00%
Preferred Stock	72.68%	27.32%	100.00%

During the period ended April 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At, April 30, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-023 [4/15] 6/15 (14620)     31

Schedule of investments
Delaware Emerging Markets Debt Fund	April 30, 2015 (Unaudited)

		Principal amount°	Value (U.S. $)
Corporate Bonds – 73.32%
Banking – 9.48%
Akbank 144A 4.00% 1/24/20 #		300,000	$292,422
Bank of Georgia 144A 7.75% 7/5/17 #		300,000	315,900
BBVA Bancomer
6.50% 3/10/21 ∞		250,000	280,000
144A 7.25% 4/22/20 #		100,000	113,500
BBVA Colombia 144A 4.875% 4/21/25 #		150,000	151,687
Turkiye Garanti Bankasi 144A 4.75% 10/17/19 #		300,000	304,068
Woori Bank 144A 4.75% 4/30/24 #		295,000	313,996
			1,771,573
Basic Industry – 10.12%
Consolidated Energy Finance 144A 6.75% 10/15/19 #		250,000	256,250
Fibria Overseas Finance 5.25% 5/12/24		150,000	155,250
Gerdau Trade 144A 5.75% 1/30/21 #		100,000	104,750
GTL Trade Finance 144A 5.893% 4/29/24 #		150,000	152,250
Mexichem 144A 5.875% 9/17/44 #		300,000	298,500
MMC Norilsk Nickel 144A 5.55% 10/28/20 #		250,000	246,890
OCP 144A 4.50% 10/22/25 #		500,000	485,625
Phosagro 144A 4.204% 2/13/18 #		200,000	192,000
			1,891,515
Capital Goods – 2.73%
Cemex 144A 4.375% 3/5/23 #	EUR	200,000	224,590
Cemex Finance 144A 9.375% 10/12/22 #		250,000	285,875
			510,465
Communications – 16.36%
Bharti Airtel International Netherlands 144A
5.35% 5/20/24 #∞		200,000	221,714
Columbus International 144A 7.375% 3/30/21 #		250,000	273,125
Digicel Group 144A 8.25% 9/30/20 #∞		500,000	518,200
Grupo Televisa 5.00% 5/13/45 ∞		200,000	204,759
Millicom International Cellular
144A 4.75% 5/22/20 #		200,000	198,000
144A 6.00% 3/15/25 #		200,000	203,500
MTN Mauritius Investments 144A 4.755% 11/11/24 #		255,000	263,328
MTS International Funding 144A 5.00% 5/30/23 #		200,000	180,100
TBG Global PTE 144A 4.625% 4/3/18 #		300,000	305,250
Telemar Norte Leste 144A 5.50% 10/23/20 #∞		200,000	179,500
VimpelCom Holdings 144A 6.255% 3/1/17 #∞		300,000	301,425
VTR Finance 144A 6.875% 1/15/24 #∞		200,000	207,440
			3,056,341

NQ-227 [4/15] 6/15 (14623)     1

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical – 1.08%
Tupy Overseas 144A 6.625% 7/17/24 #∞	200,000	$202,250
		202,250
Consumer Non-Cyclical – 5.38%
BRF 144A 3.95% 5/22/23 #	200,000	193,640
Cencosud 144A 5.15% 2/12/25 #	355,000	362,332
ENA Norte Trust 4.95% 4/25/23	222,210	231,654
JBS Investments 144A 7.75% 10/28/20 #∞	200,000	217,800
		1,005,426
Electric – 7.34%
AES Gener
144A 5.25% 8/15/21 #∞	200,000	216,832
144A 8.375% 12/18/73 #●∞	200,000	221,000
Comision Federal de Electricidad 144A 4.875% 1/15/24 #	250,000	269,875
Eskom Holdings 144A 7.125% 2/11/25 #	200,000	208,940
Lamar Funding 144A 3.958% 5/7/25 #	250,000	250,000
State Grid Overseas Investment 2014 144A
2.75% 5/7/19 #	200,000	204,793
		1,371,440
Energy – 13.08%
CNOOC Finance 2015 Australia 2.625% 5/5/20	200,000	199,510
CNOOC Finance 2015 USA 3.50% 5/5/25	200,000	197,987
KazMunayGas National 144A 6.375% 4/9/21 #	200,000	212,650
Lukoil International Finance 144A 3.416% 4/24/18 #	200,000	188,800
ONGC Videsh 2.50% 5/7/18 ∞	200,000	200,203
Petrobras Global Finance
4.875% 3/17/20	250,000	241,495
6.25% 3/17/24	150,000	149,415
Petroleos Mexicanos 144A 4.25% 1/15/25 #	190,000	191,615
Petronas Global Sukuk 144A 2.707% 3/18/20 #	205,000	206,718
PTT Exploration & Production 144A 4.875% 12/29/49 #●	200,000	202,500
YPF
144A 8.50% 7/28/25 #	160,000	162,600
144A 8.75% 4/4/24 #	125,000	130,763
144A 8.875% 12/19/18 #	150,000	159,187
		2,443,443
Finance Companies – 1.12%
Corp Financiera de Desarrollo 144A 5.25% 7/15/29 #●∞	200,000	210,000
		210,000
Real Estate – 1.14%
Trust F/1401 144A 5.25% 12/15/24 #∞	200,000	212,500
		212,500

2     NQ-227 [4/15] 6/15 (14623)

(Unaudited)

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology – 2.69%
Baidu 3.25% 8/6/18		250,000	$259,445
Tencent Holdings 144A 3.375% 5/2/19 #		235,000	242,064
			501,509
Transportation – 2.80%
HPHT Finance 15 144A 2.875% 3/17/20 #		200,000	202,837
Red de Carreteras de Occidente 9.00% 6/10/28	MXN	5,000,000	320,231
			523,068
Total Corporate Bonds (cost $13,389,304)			13,699,530

Senior Secured Loan – 2.66%«
Republic of Angola 6.594% 12/16/23		510,000	497,250
Total Senior Secured Loan (cost $510,000)			497,250

Sovereign Bonds – 17.98%Δ
Armenia – 2.18%
Republic of Armenia 144A 7.15% 3/26/25 #		400,000	408,000
			408,000
Brazil – 1.50%
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/17	BRL	838,000	265,246
10.00% 1/1/23	BRL	50,000	14,578
			279,824
Chile – 0.47%
Chile Government International Bond 5.50% 8/5/20	CLP	50,000,000	87,775
			87,775
China – 1.35%
Export-Import Bank of China 144A 2.50% 7/31/19 #∞		250,000	252,946
			252,946
Colombia – 2.17%
Colombia Government International Bond 5.00% 6/15/45		400,000	406,000
			406,000
Costa Rica – 0.95%
Costa Rica Government International Bond
5.625% 4/30/43		200,000	178,000
			178,000
Dominican Republic – 1.12%
Dominican Republic International Bond
144A 5.50% 1/27/25 #		100,000	103,750
144A 6.85% 1/27/45 #		100,000	105,000
			208,750

NQ-227 [4/15] 6/15 (14623)     3

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
Indonesia – 1.27%
Indonesia Government International Bond 144A
4.625% 4/15/43 #		200,000	$195,000
Indonesia Treasury Bond 8.375% 3/15/24	IDR	517,000,000	41,729
			236,729
Pakistan – 1.13%
Pakistan Government International Bond 144A
7.25% 4/15/19 #		200,000	211,883
			211,883
Peru – 2.13%
Peruvian Government International Bond 144A
6.95% 8/12/31 #	PEN	1,200,000	397,507
			397,507
Senegal – 2.16%
Senegal Government International Bond 144A
6.25% 7/30/24 #		408,000	404,002
			404,002
South Africa – 0.14%
South Africa Government Bond 8.00% 1/31/30	ZAR	313,000	25,480
			25,480
Turkey – 1.04%
Turkey Government International Bond 4.25% 4/14/26		200,000	194,658
			194,658
Uruguay – 0.37%
Uruguay Government International Bond 5.10% 6/18/50		67,000	68,374
			68,374
Total Sovereign Bonds (cost $3,310,256)			3,359,928

Supranational Banks – 2.90%
African Export-Import Bank 3.875% 6/4/18		300,000	301,299
Banco Latinoamericano de Comercio Exterior 144A
3.25% 5/7/20 #		200,000	199,306
European Bank for Reconstruction & Development
7.375% 4/15/19	IDR	550,000,000	41,726
Total Supranational Banks (cost $547,042)			542,331

Short-Term Investments – 1.02%
Discount Notes – 1.02%≠
Federal Home Loan Bank
0.05% 6/1/15		40,294	40,293
0.065% 6/5/15		17,840	17,839
0.075% 6/4/15		33,849	33,848

4     NQ-227 [4/15] 6/15 (14623)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Discount Notes≠ (continued)
Federal Home Loan Bank
0.075% 6/29/15	33,849	$33,847
0.095% 7/14/15	64,313	64,306
Total Short-Term Investments (cost $190,122)		190,133

Total Value of Securities Before Securities
Sold Short – 97.88%
(cost $17,946,724)		18,289,172

	Number of
	shares
Security Sold Short – (1.51%)
iShares JP Morgan USD Emerging Markets Bond ETF	(2,500)	(282,800)

Total Security Sold Short
(proceeds $282,884)		(282,800)

Total Value of Securities – 96.37%
(cost $17,663,840)		18,006,372

Receivables and Other Assets Net of Liabilities – 3.63%		679,191
Net Assets – 100.00%		$18,685,563

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2015, the aggregate value of Rule 144A securities was $13,536,975, which represents 72.45% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of April 30, 2015. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for borrowing transactions.
Δ	Securities have been classified by country of origin.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2015.

NQ-227 [4/15] 6/15 (14623)     5

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

The following foreign currency exchange contracts were outstanding at April 30, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	IDR	(1,077,337,432)	USD	81,790	6/12/15	$(288)
BAML	ZAR	(1,148,873)	USD	94,512	6/12/15	(1,383)
BNYM	BRL	413,586	USD	(142,444)	5/4/15	(5,289)
						$(6,960)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
BAML – Bank of America Merrill Lynch
BNYM – BNY Mellon
BRL – Brazilian Real
CLP – Chilean Peso
EUR – European Monetary Unit
IDR – Indonesian Rupiah
MXN – Mexican Peso
PEN – Peruvian Nuevo Sol
USD – U.S. Dollar
ZAR – South African Rand

6     NQ-227 [4/15] 6/15 (14623)

Notes
Delaware Emerging Markets Debt Fund	April 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Government Funds – Delaware Emerging Markets Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swaps (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/ counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Short sales — The Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration, or for such other purposes consistent with the Fund’s investment objectives and strategies. Typically, short sales are transactions in which the Fund sells a security it does not own and, at the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out.

NQ-227 [4/15] 6/15 (14623)     7

(Unaudited)

Leverage — The Fund may employ leverage to attempt to take advantage of or increase the total return of attractive investment opportunities. The Fund may initiate leverage to the extent that the sum of aggregate borrowed funds and the notional value plus any gain or minus any loss of derivatives positions may not exceed an amount equal to 33 1/3 per cent of the Fund’s total assets, measured at the time the leverage is employed. To the extent that the Fund initiates leverage, such leverage may include reverse repurchase agreements and/or borrowing through a margin account maintained with a broker. At April 30, 2015, the Fund had borrowed $200,000. Securities pledged as collateral for these transactions have been identified on the “Schedule of investments.” For the period ended April 30, 2015, the Fund had average borrowing of $914,404, for which it paid interest at an average rate of 0.60%. For the period ended April 30, 2015, the Fund did not enter into any reverse repurchase agreements.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

8     NQ-227 [4/15] 6/15 (14623)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2015:

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Debt	$—	$13,699,530	$—	$13,699,530
Foreign Debt	—	3,902,259	—	3,902,259
Senior Secured Loans	—	—	497,250	497,250
Short-Term Investments	—	190,133	—	190,133
Liabilities:
Security Sold Short	(282,800)	—	—	(282,800)

Total	$(282,800)	$17,791,922	$497,250	$18,006,372

Derivatives:
Foreign Currency Exchange Contracts	$—	$(6,960)	$—	$(6,960)

During the period ended April 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Senior Secured Loans
Balance as of 7/31/14	$510,000
Net change in unrealized appreciation/depreciation	(12,750)
Balance as of 1/31/15	$497,250

Sensitivity Analysis

Valuation: U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Fund.

NQ-227 [4/15] 6/15 (14623)     9

(Unaudited)

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (1) the type of security, (2) the size of the holding, (3) the initial cost of the security, (4) the existence of any contractual restrictions of the security’s disposition, (5) the price and extent of public trading in similar securities of the issuer or of comparable companies, (6) quotations or evaluated prices from broker-dealers and/or pricing services, (7) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (8) an analysis of the company’s financial statements, and (9) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

Quantitative Information about Level 3 Fair Value Measurements

Range (Weighted
Fair Value at 4/30/15	Valuation Technique(s)	Unobservable Input	Average)
Senior Secured		Market pricing of
Loans $497,250	Broker Quote	securities	N/A

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2015 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

10     NQ-227 [4/15] 6/15 (14623)

Schedule of investments
Delaware Inflation Protected Bond Fund	April 30, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
U.S. Treasury Obligations – 93.91%
U.S. Treasury Inflation Indexed Bonds
0.625% 1/15/24	14,787,612	$15,506,201
1.125% 1/15/21	11,803,000	12,714,050
1.375% 1/15/20	1,432,781	1,554,791
1.375% 2/15/44	4,844,343	5,638,738
1.625% 1/15/18	3,865,415	4,128,143
2.375% 1/15/27	2,450,052	3,034,043
U.S. Treasury Notes
1.375% 3/31/20	2,365,000	2,357,609
2.00% 2/15/25	1,910,000	1,902,391
Total U.S. Treasury Obligations (cost $45,833,602)		46,835,966

Short-Term Investments – 6.55%
Repurchase Agreements – 6.55%
Bank of America Merrill Lynch
0.06%, dated 4/30/15, to be repurchased on 5/1/15,
repurchase price $1,157,879 (collateralized by U.S.
government obligations 0.25%–2.00%
8/31/21–1/15/25; market value $1,181,034)	1,157,877	1,157,877
Bank of Montreal
0.08%, dated 4/30/15, to be repurchased on 5/1/15,
repurchase price $964,899 (collateralized by U.S.
government obligations 0.00%–9.125%
2/4/16–7/15/24; market value $984,196)	964,897	964,897
BNP Paribas
0.10%, dated 4/30/15, to be repurchased on 5/1/15,
repurchase price $1,143,229 (collateralized by U.S.
government obligations 0.00%–2.00%
8/6/15–11/15/42; market value $1,166,090)	1,143,226	1,143,226
Total Short-Term Investments (cost $3,266,000)		3,266,000

Total Value of Securities – 100.46%
(cost $49,099,602)		50,101,966

Liabilities Net of Receivables and Other Assets – (0.46%)		(229,192)
Net Assets – 100.00%		$49,872,774

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

NQ-556 [4/15] 6/15 (14619)     1

Notes
Delaware Inflation Protection Bond Fund	April 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Government Fund - Delaware Inflation Protected Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities, credit default swap (CDS) contracts, inflation swap contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing, which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

2     NQ-556 [4/15] 6/15 (14619)

(Unaudited)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2015:

Level 2
U.S. Treasury Obligations	$46,835,966
Short-Term Investments	3,266,000

Total	$50,101,966

During the period ended April 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At April 30, 2015, there were no Level 3 investments.

3. Subsequent Events

On Feb. 19, 2015, the Fund’s Board unanimously voted and approved a proposal to liquidate and dissolve the Fund. As detailed in a Supplement dated Feb. 20, 2015, the liquidation and dissolution were initially expected to take effect approximately sixty (60) days after the date of that Supplement. The liquidation and dissolution were postponed until June 12, 2015.

Management has determined that no other material events or transactions occurred subsequent to April 30, 2015 that would require recognition or disclosure in the Fund’s schedule of investments.

NQ-556 [4/15] 6/15 (14619)     3

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: